Capital Management (Tables)	3 Months Ended
Jan. 31, 2024
Text Block [Abstract]
Summary of Regulatory Capital Measure and Risk-Weighted Assets
Regulatory Capital and Total Loss Absorbing Capacity Measures, Risk-Weighted Assets and Leverage Exposures
(1)

(Canadian $ in millions, except as noted)	January 31, 2024	October 31, 2023
CET1 Capital	52,860	52,914
Tier 1 Capital	59,721	59,785
Total Capital	68,566	68,718
TLAC	114,262	114,402
Risk-Weighted Assets	414,145	424,197
Leverage Exposures	1,406,555	1,413,036
CET1 Ratio	12.8%	12.5%
Tier 1 Capital Ratio	14.4%	14.1%
Total Capital Ratio	16.6%	16.2%
TLAC Ratio	27.6%	27.0%
Leverage Ratio	4.2%	4.2%
TLAC Leverage Ratio	8.1%	8.1%

(1)	Calculated in accordance with OSFI’s Capital Adequacy Requirements Guideline, Leverage Requirements Guideline and Total Loss Absorbing Capacity (TLAC) Guideline.